Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets		Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses		$ 679,882		$ 238,659
Advances to staff	[1]	84,611		106,523
Deposits	[2]	673,864		628,609
Others		151,902
Prepaid expenses and other current assets		$ 1,590,259	$ 203,116	$ 973,791

[1]	Advances are made to staff for their purchases of miscellaneous consumables in order to perform daily work.
[2]	Deposits consist of deposits paid to utility service providers such as power and water supplies, landlords of the leased properties and carparking spaces, and management offices of the leased or owned properties. The deposits are refundable upon termination or expiry of corresponding services and rental.